ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable as of December 31, 2025 and 2024 consisted of the following:

	As of December 31,
	2025	2024
Accounts receivable	$235,142	$139,214
Less: allowance for estimated credit losses	—	—
	$235,142	$139,214